Employee Compensation Costs - Summary of Employee Compensation Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term employee benefits expense [abstract]
Wages, salaries and allowances	¥ 98,832	¥ 101,815	¥ 95,761
Social security costs	48,772	52,503	48,630
Employee compensation costs	¥ 147,604	¥ 154,318	¥ 144,391	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).